Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MATRIX ADVISORS FUNDS TRUST
Entity Central Index Key	0001679949
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Matrix Advisors Dividend Fund
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Dividend Fund
Class Name	Matrix Advisors Dividend Fund
Trading Symbol	MADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matrix Advisors Dividend Fund for the period of July1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at 1-800-366-6223.
Additional Information Phone Number	1-800-366-6223
Additional Information Website	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Dividend Fund	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Matrix Dividend Fund’s return for FYE 06.30.24 was up +15.46% which was substantially below the benchmark as measured by the S&P 500® of +24.56%, but was ahead of the Russell 1000 Value® Index at +13.03%. The market’s robust performance during the year resulted from a move in highly concentrated in mega-cap Technology stocks judged to benefit most significantly from the excitement around artificial intelligence. Most of these stocks pay just nominal dividends or not at all, and thus are not eligible for inclusion in the MADFX portfolio. As the market’s rally broadened out in the middle part of the fiscal year, the Fund’s performance has improved, participating n the market’s advance. Recent performance in July 2024 significantly closed the gap vs. the S&P 500® on a 2024 YTD basis, as market leadership has shifted dramatically.
Dividend performance for portfolio companies, a key investment attribute for this strategy, remains a strong point. 23 of the 24 holdings increasing their dividends during the prior 12 months, with an average raise across the portfolio of +6.2%.
The Fund’s portfolio is attractively priced, with average P/E multiples of 15.7x 2025 earnings on June 30, compared to the S&P 500® 19.7x. This wide gap demonstrates the market’s lack of attention to dividend-focused stocks, even though we believe their lower volatility and strong income generation make them an attractive investment class.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/13/2016)
Matrix Advisors Dividend Fund	15.46	8.36	9.04
S&P 500 TR	24.56	15.05	14.98
Russell 1000 Value Total Return	13.06	9.01	9.55

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/ for more recent performance information.
Net Assets	$ 44,843,740
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 140,916
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$44,843,740
Number of Holdings	25
Net Advisory Fee	$140,916
Portfolio Turnover	25%

Holdings [Text Block]

Top Sectors	(% of net assets)
Financials	26.8%
Information Technology	20.5%
Health Care	19.5%
Utilities	11.7%
Consumer Discretionary	8.9%
Industrials	6.7%
Communication Services	4.2%
Consumer Staples	1.7%
Cash & Other	0.0%

Top 10 Issuers	(% of net assets)
Microsoft Corp.	6.4%
Texas Instruments, Inc.	4.9%
American Electric Power Co., Inc.	4.9%
JPMorgan Chase & Co.	4.8%
The Bank of New York Mellon Corp.	4.8%
The PNC Financial Services Group, Inc.	4.7%
NextEra Energy, Inc.	4.6%
Amgen, Inc.	4.6%
QUALCOMM, Inc.	4.6%
Cisco Systems, Inc.	4.6%

Updated Prospectus Web Address	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/